CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 23, 2020
Current assets:
Cash	$ 90,852	$ 37,982		$ 749,510
Prepaid expenses	46,252	57,577		536,382
Total current assets	137,104	95,559		1,285,892
Investments held in Trust Account	484,900,806	1,013,382,491		1,000,284,779
Total assets	485,037,910	1,013,478,050		1,001,570,671
Current liabilities
Accrued expenses	11,314,616	8,114,773		3,476,416
Accrued expenses - related party	213,278	60,921		46,900
Promissory note and working capital loan		1,500,000		0
Total current liabilities	15,942,180	9,675,694		3,523,316
Warrant liabilities	31,093,333	16,475,933		31,704,522
Deferred underwriting commissions	35,000,000	35,000,000		35,000,000
Total liabilities	82,035,513	61,151,627		70,227,838
Commitments and contingencies
Shareholders' deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(81,800,909)	(60,958,568)		(68,659,667)
Total shareholders' deficit	(81,798,409)	(60,956,068)	$ (51,594,011)	(68,657,167)	$ 11,155	$ 0
Total liabilities and shareholders' deficit	485,037,910	1,013,478,050		1,001,570,671
Class A Ordinary Shares Subject To Redemotion
Current liabilities
Class A ordinary shares, $0.0001 par value; 100,000,000 shares subject to possible redemption at $10.13 and $10.00 per share at December 31, 2022 and 2021, respectively	484,800,806	1,013,282,491		1,000,000,000
Class A Ordinary Shares included as part of the units
Shareholders' deficit
Common stock	0	0		0
Class B Ordinary Shares
Shareholders' deficit
Common stock	$ 2,500	$ 2,500		$ 2,500